Earning per share (Details) - Schedule of Diluted Earnings Per Share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted	16,058,816	4,942,916	5,685,893	966,184
Shares Issuable Upon Exchange of Exchangeable Shares [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			14,284	15,465
Shares of Common Stock Issuable Upon Conversion of Convertible Notes [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			3,086,890	624,220
2019 Public Warrants [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			290,690	290,690
2022 Unit Offering – Common Warrants [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			2,173,913
2022 Unit Offering – Underwriter Warrants [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			108,696
Unvested Restricted Stock Units [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			11,086	34,189
Unvested Restricted Stock Awards [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Total fully diluted			334	1,620